Segmented Information - Disaggregation of Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segmented Information
Total Gross Revenue from Contracts with Customers	$ 62,907	$ 41,133
North America
Segmented Information
Total Gross Revenue from Contracts with Customers	61,040	39,864
International
Segmented Information
Total Gross Revenue from Contracts with Customers	1,867	1,269
Elimination of intersegment amounts
Segmented Information
Total Gross Revenue from Contracts with Customers	(8,583)	(4,680)
Elimination of intersegment amounts | North America
Segmented Information
Total Gross Revenue from Contracts with Customers	(8,583)	(4,680)
Oil Sands | Operating segments
Segmented Information
Total Gross Revenue from Contracts with Customers	30,431	19,920
Oil Sands | Operating segments | Synthetic crude oil and diesel
Segmented Information
Total Gross Revenue from Contracts with Customers	22,539	14,452
Oil Sands | Operating segments | Bitumen
Segmented Information
Total Gross Revenue from Contracts with Customers	7,892	5,468
Oil Sands | Operating segments | North America
Segmented Information
Total Gross Revenue from Contracts with Customers	30,431	19,920
Oil Sands | Operating segments | North America | Synthetic crude oil and diesel
Segmented Information
Total Gross Revenue from Contracts with Customers	22,539	14,452
Oil Sands | Operating segments | North America | Bitumen
Segmented Information
Total Gross Revenue from Contracts with Customers	7,892	5,468
Exploration and Production | Operating segments
Segmented Information
Total Gross Revenue from Contracts with Customers	4,331	2,978
Exploration and Production | Operating segments | Crude oil and natural gas liquids
Segmented Information
Total Gross Revenue from Contracts with Customers	4,298	2,966
Exploration and Production | Operating segments | Natural gas
Segmented Information
Total Gross Revenue from Contracts with Customers	33	12
Exploration and Production | Operating segments | North America
Segmented Information
Total Gross Revenue from Contracts with Customers	2,464	1,709
Exploration and Production | Operating segments | North America | Crude oil and natural gas liquids
Segmented Information
Total Gross Revenue from Contracts with Customers	2,464	1,709
Exploration and Production | Operating segments | International
Segmented Information
Total Gross Revenue from Contracts with Customers	1,867	1,269
Exploration and Production | Operating segments | International | Crude oil and natural gas liquids
Segmented Information
Total Gross Revenue from Contracts with Customers	1,834	1,257
Exploration and Production | Operating segments | International | Natural gas
Segmented Information
Total Gross Revenue from Contracts with Customers	33	12
Refining and Marketing | Operating segments
Segmented Information
Total Gross Revenue from Contracts with Customers	36,728	22,915
Refining and Marketing | Operating segments | Gasoline
Segmented Information
Total Gross Revenue from Contracts with Customers	14,540	9,983
Refining and Marketing | Operating segments | Distillate
Segmented Information
Total Gross Revenue from Contracts with Customers	18,663	9,832
Refining and Marketing | Operating segments | Other
Segmented Information
Total Gross Revenue from Contracts with Customers	3,525	3,100
Refining and Marketing | Operating segments | North America
Segmented Information
Total Gross Revenue from Contracts with Customers	36,728	22,915
Refining and Marketing | Operating segments | North America | Gasoline
Segmented Information
Total Gross Revenue from Contracts with Customers	14,540	9,983
Refining and Marketing | Operating segments | North America | Distillate
Segmented Information
Total Gross Revenue from Contracts with Customers	18,663	9,832
Refining and Marketing | Operating segments | North America | Other
Segmented Information
Total Gross Revenue from Contracts with Customers	$ 3,525	$ 3,100